Related Party Transactions - Monument (Details) $ in Thousands, € in Millions	3 Months Ended								12 Months Ended			39 Months Ended	51 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 EUR (€)
Related Party Transaction [Line Items]
Investment in common and preferred shares									$ 33,000	$ 69,213	$ 155,440
Ownership percentage	47.40%				47.40%				47.40%	47.40%		47.40%	47.40%
Equity method investments	$ 832,295				$ 326,277				$ 832,295	$ 326,277		$ 326,277	$ 832,295
Earnings from equity method investments	$ 85,844	$ 149,065	$ (8,790)	$ 12,450	$ 11,722	$ 17,703	$ 17,713	$ 8,772	$ 238,569	$ 55,910	42,147
Fee income due to Enstar Limited											$ 1,453
Monument Re
Related Party Transaction [Line Items]
Investment in common and preferred shares												$ 26,600	$ 59,600
Voting ordinary shares acquired, percent	20.00%								20.00%				20.00%
Ownership percentage	23.00%				23.50%				23.00%	23.50%		23.50%	23.00%
Equity method investments	$ 193,716				$ 60,598				$ 193,716	$ 60,598		$ 60,598	$ 193,716
Earnings from equity method investments									88,300	$ 19,800
Fee income due to Enstar Limited									$ 100
Transfer Of Life Assurance Policies | Subsidiary of Monument
Related Party Transaction [Line Items]
Policy benefits for life contracts														$ 99,100	€ 88.8
Assets related to future policy benefits														$ (101,600)	€ (91.1)